Long Term Debt - Total Debt (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument
Total debt	$ 531,705	$ 577,915
Less: Current portion	7,847	5,400
Long-term portion	523,858	572,515
(i) Issued in April 2007 maturing in December, 2019 ($370,000 credit facility)
Debt Instrument
Total debt	$ 185,975	250,850
Margin	3.00%
(ii) Issued in March 2008 maturing in December, 2019 ($350,000 credit facility)
Debt Instrument
Total debt	$ 184,341	233,065
Margin	3.00%
(iii) Issued in June 2011 maturing in March 2018 ($25,000 credit facility)
Debt Instrument
Total debt	$ 14,000	19,000
Margin	3.25%
(iv) Issued in September 2013 maturing in December 2020 ($225,000 credit facility)
Debt Instrument
Total debt	$ 147,389	$ 75,000
Margin	3.50%